EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of expenses by nature

			Consolidated
	12/31/2025	12/31/2024	12/31/2023
Raw materials and inputs	(12,381,240)	(13,883,091)	(12,732,273)
Outsourcing material (1)	(3,707,769)	(3,086,404)	(5,104,273)
Labor cost	(5,498,678)	(4,954,714)	(4,268,241)
Supplies	(3,106,845)	(2,822,094)	(3,735,873)
Maintenance cost (services and materials)	(1,319,794)	(950,420)	(578,514)
Outsourcing services	(2,928,203)	(2,069,469)	(2,905,888)
Freight	(5,157,022)	(5,762,086)	(4,185,360)
Depreciation, amortization and depletion	(3,975,964)	(3,690,677)	(3,291,149)
Others	(341,018)	(1,081,037)	(1,163,601)
	(38,416,533)	(38,299,992)	(37,965,172)
Classified as:
Cost of sales	(32,404,221)	(31,990,696)	(33,475,189)
Selling expenses	(5,033,148)	(5,453,297)	(3,729,089)
General and administrative expenses	(979,164)	(855,999)	(760,894)
	(38,416,533)	(38,299,992)	(37,965,172)
(1)	Refers to the acquisition of third-party ores for blending purposes.

Schedule of depreciation amortization and depletion

			Consolidated
	12/31/2025	12/31/2024	12/31/2023
Production costs	(3,875,865)	(3,609,493)	(3,226,469)
Selling expenses	(56,741)	(51,304)	(29,593)
General and administrative expenses	(43,358)	(29,880)	(35,087)
	(3,975,964)	(3,690,677)	(3,291,149)
Other operational (1)	(174,511)	(95,378)	(80,924)
	(4,150,475)	(3,786,055)	(3,372,073)
(1)	The cost of production includes PIS and COFINS credits on lease agreements as of December 31, 2024, in the amount of R$ 5,357 (R$ 7,068 as of December 31, 2023).
(2)	Refer substantially to the depreciation of investment properties. and scheduled shutdown for renovation of Blast Furnace 2.